UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Oregon Municipals Fund
Class A [SHORX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Western Asset Oregon Municipals Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$39	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$40,404,746
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Oregon Municipals Fund	PAGE 1	7316-STSR-1225

Western Asset Oregon Municipals Fund
Class C [SORLX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Western Asset Oregon Municipals Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$67	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$40,404,746
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Oregon Municipals Fund	PAGE 1	7487-STSR-1225

Western Asset Oregon Municipals Fund
Class I [LMOOX]	Semi-Annual Shareholder Report | October 31, 2025

This semi-annual shareholder report contains important information about Western Asset Oregon Municipals Fund for the period May 1, 2025, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$40,404,746
Total Number of Portfolio Holdings	50
Portfolio Turnover Rate	5%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Oregon Municipals Fund	PAGE 1	7469-STSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Oregon Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
October 31, 2025
 Western Asset Oregon Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.2%
Education — 12.8%
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	$850,000	$859,139
Oregon State University General Revenue:
Series A	4.250%	4/1/52	1,350,000	1,326,785
Series C, Refunding	5.000%	4/1/45	1,000,000	1,083,117
University of Oregon General Revenue, Series A	5.000%	4/1/46	1,900,000	1,902,176
Total Education				5,171,217
Health Care — 13.9%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	250,000	234,220
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	500,000	512,867
Oregon State Facilities Authority Revenue:
Legacy Health Project, Series A, Refunding	5.000%	6/1/46	770,000	772,384
Providence Health & Services	5.000%	10/1/45	900,000	900,204
Salem, OR, Hospital Facility Authority Revenue:
Capital Manor Project	5.000%	5/15/43	630,000	630,189
Capital Manor Project, Refunding	4.000%	5/15/40	500,000	468,034
Multi Model Salem Health Project, Series A, Refunding	5.000%	5/15/36	2,000,000	2,104,658
Total Health Care				5,622,556
Industrial Revenue — 2.5%
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	1,000,000	1,008,874 (a)(b)
Leasing — 7.5%
Metro, OR, Dedicated Tax Revenue, Oregon Convention Center Hotel Project	5.000%	6/15/47	3,000,000	3,015,629
Local General Obligation — 34.6%
Clackamas County, OR, School District No 12, Molalla River, GO, Series 2018, School Bond Guaranty	5.000%	6/15/42	1,750,000	1,802,585
Clackamas County, OR, School District No 35, Molalla River, GO, Series 2024, School Bond Guaranty	4.000%	6/15/49	1,300,000	1,249,627
Clackamas County, OR, School District No 62, Oregon City, GO, Series B, School Bond Guaranty, Refunding	5.000%	6/15/43	1,000,000	1,023,876
See Notes to Financial Statements.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Oregon Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Lane County, OR, School District No 19, Springfield, GO, CAB, Series B, School Bond Guaranty	0.000%	6/15/35	$2,435,000	$1,742,218
Multnomah County, OR, School District No 40:
GO, CAB, Series A, School Board Guaranty	0.000%	6/15/30	425,000	368,141
GO, CAB, Series A, School Board Guaranty	0.000%	6/15/31	525,000	439,886
GO, CAB, Series A, School Board Guaranty	0.000%	6/15/32	750,000	606,330
Polk Marion & Benton Counties, OR, School District No 13J Central, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/33	2,000,000	1,548,901
Port of Morrow, OR, GO, Series D, Refunding	4.000%	12/1/37	1,395,000	1,362,685
Umatilla County, OR, City of Hermiston, GO, Full Faith & Credit Obligations, AG	4.000%	12/1/44	700,000	691,993
Washington & Clackamas Counties, OR, School District No 23J Tigard-Tualatin, GO, Series A, School Bond Guaranty	5.000%	6/15/38	2,000,000	2,119,554
Washington, Multnomah & Yamhill Counties, OR, School District No 1J, West Union, GO, Hillsboro, School Bond Guaranty	5.000%	6/15/38	1,000,000	1,025,268
Total Local General Obligation				13,981,064
Power — 5.6%
Eugene, OR, Electric Utility System Revenue	5.000%	8/1/53	2,150,000	2,266,727
Special Tax Obligation — 2.7%
Keizer, OR, Special Assessment, Keizer Station Area A	5.200%	6/1/31	465,000	465,454
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	43,000	40,693
CAB, Restructured, Series A-1	0.000%	7/1/46	450,000	157,426
Restructured, Series A-1	4.550%	7/1/40	20,000	19,863
Restructured, Series A-1	4.750%	7/1/53	200,000	189,431
Restructured, Series A-1	5.000%	7/1/58	90,000	87,573
Restructured, Series A-2	4.329%	7/1/40	130,000	126,210
Total Special Tax Obligation				1,086,650
State General Obligation — 6.8%
Oregon State, GO, Series A	4.000%	5/1/46	2,500,000	2,465,758
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	4,837	3,495
Restructured, Series A-1	5.625%	7/1/27	4,148	4,265
Restructured, Series A-1	5.625%	7/1/29	4,081	4,360
Restructured, Series A-1	5.750%	7/1/31	3,964	4,398
See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

 Western Asset Oregon Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — continued
Restructured, Series A-1	4.000%	7/1/33	$3,759	$3,719
Restructured, Series A-1	4.000%	7/1/35	123,379	121,300
Restructured, Series A-1	4.000%	7/1/37	150,000	143,684
Restructured, Series A-1	4.000%	7/1/41	8,943	8,216
Restructured, Series A-1	4.000%	7/1/46	4,100	3,624
Subseries CW	0.000%	11/1/43	15,512	9,927 (b)
Total State General Obligation				2,772,746
Transportation — 7.6%
Oregon State Department of Transportation Grant Anticipation Revenue, Social Bonds	5.000%	5/15/39	200,000	225,315
Port of Portland, OR, Airport Revenue:
International Airport, Series 28, Refunding	4.000%	7/1/47	2,000,000	1,822,000 (c)
Portland International Airport, Series 25B, Refunding	5.000%	7/1/49	1,000,000	1,010,012 (c)
Total Transportation				3,057,327
Water & Sewer — 3.2%
Eugene, OR, Water Utility System Revenue	5.000%	8/1/52	1,000,000	1,043,674
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	250,000	245,609 (d)
Total Water & Sewer				1,289,283

Total Investments before Short-Term Investments (Cost — $40,114,562)				39,272,073
Short-Term Investments — 1.7%
Municipal Bonds — 1.7%
Health Care — 1.7%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A. (Cost — $700,000)	3.950%	8/1/34	700,000	700,000 (e)(f)
Total Investments — 98.9% (Cost — $40,814,562)				39,972,073
Other Assets in Excess of Liabilities — 1.1%				432,673
Total Net Assets — 100.0%				$40,404,746

See Notes to Financial Statements.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Western Asset Oregon Municipals Fund
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
GO	—	General Obligation
LOC	—	Letter of Credit
See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
October 31, 2025

Assets:
Investments, at value (Cost — $40,814,562)	$39,972,073
Cash	82,651
Interest receivable	527,052
Receivable for Fund shares sold	153
Prepaid expenses	21,083
Total Assets	40,603,012
Liabilities:
Payable for Fund shares repurchased	93,190
Fund accounting fees payable	50,569
Audit and tax fees payable	17,600
Shareholder reports payable	14,767
Transfer agent fees payable	11,556
Distributions payable	4,454
Service and/or distribution fees payable	2,085
Investment management fee payable	1,266
Trustees’ fees payable	94
Accrued expenses	2,685
Total Liabilities	198,266
Total Net Assets	$40,404,746
Net Assets:
Par value (Note 7)	$42
Paid-in capital in excess of par value	44,544,907
Total distributable earnings (loss)	(4,140,203)
Total Net Assets	$40,404,746
See Notes to Financial Statements.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
October 31, 2025
Net Assets:
Class A	$14,188,264
Class C	$434,044
Class I	$25,782,438
Shares Outstanding:
Class A	1,459,652
Class C	44,854
Class I	2,651,410
Net Asset Value:
Class A (and redemption price)	$9.72
Class C*	$9.68
Class I (and redemption price)	$9.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.10

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended October 31, 2025

Investment Income:
Interest	$688,113
Expenses:
Investment management fee (Note 2)	92,930
Fund accounting fees	33,203
Transfer agent fees (Notes 2 and 5)	21,450
Registration fees	19,818
Audit and tax fees	17,600
Service and/or distribution fees (Notes 2 and 5)	12,783
Shareholder reports	9,005
Legal fees	3,918
Trustees’ fees	823
Commitment fees (Note 8)	181
Insurance	143
Custody fees	93
Interest expense	(410)
Miscellaneous expenses	4,720
Total Expenses	216,257
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(86,513)
Net Expenses	129,744
Net Investment Income	558,369
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(120,669)
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,309,807
Net Gain on Investments	1,189,138
Increase in Net Assets From Operations	$1,747,507
See Notes to Financial Statements.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2025 (unaudited) and the Year Ended April 30, 2025	October 31	April 30
Operations:
Net investment income	$558,369	$1,147,781
Net realized loss	(120,669)	(161,871)
Change in net unrealized appreciation (depreciation)	1,309,807	5,161
Increase in Net Assets From Operations	1,747,507	991,071
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(562,022)	(1,144,584)
Decrease in Net Assets From Distributions to Shareholders	(562,022)	(1,144,584)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,172,602	6,041,309
Reinvestment of distributions	537,245	1,094,342
Cost of shares repurchased	(5,433,937)	(11,826,037)
Decrease in Net Assets From Fund Share Transactions	(2,724,090)	(4,690,386)
Decrease in Net Assets	(1,538,605)	(4,843,899)
Net Assets:
Beginning of period	41,943,351	46,787,250
End of period	$40,404,746	$41,943,351
See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.44	$9.49	$9.59	$9.71	$10.63	$10.09
Income (loss) from operations:
Net investment income	0.12	0.24	0.22	0.20	0.20	0.21
Net realized and unrealized gain (loss)	0.28	(0.05)	(0.10)	(0.12)	(0.92)	0.54
Total income (loss) from operations	0.40	0.19	0.12	0.08	(0.72)	0.75
Less distributions from:
Net investment income	(0.12)	(0.24)	(0.22)	(0.20)	(0.20)	(0.21)
Total distributions	(0.12)	(0.24)	(0.22)	(0.20)	(0.20)	(0.21)
Net asset value, end of period	$9.72	$9.44	$9.49	$9.59	$9.71	$10.63
Total return[3]	4.31%	1.94%	1.31%	0.89%	(6.92)%	7.43%
Net assets, end of period (000s)	$14,188	$15,149	$17,324	$22,178	$27,728	$36,472
Ratios to average net assets:
Gross expenses	1.11%[4]	1.08%	1.00%	1.01%	0.95%	0.96%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.75	0.75	0.75
Net investment income	2.58 [4]	2.45	2.33	2.12	1.87	1.96
Portfolio turnover rate	5%	18%	6%	6%	7%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.39	$9.44	$9.55	$9.66	$10.58	$10.04
Income (loss) from operations:
Net investment income	0.10	0.18	0.17	0.15	0.14	0.15
Net realized and unrealized gain (loss)	0.29	(0.05)	(0.11)	(0.11)	(0.92)	0.54
Total income (loss) from operations	0.39	0.13	0.06	0.04	(0.78)	0.69
Less distributions from:
Net investment income	(0.10)	(0.18)	(0.17)	(0.15)	(0.14)	(0.15)
Total distributions	(0.10)	(0.18)	(0.17)	(0.15)	(0.14)	(0.15)
Net asset value, end of period	$9.68	$9.39	$9.44	$9.55	$9.66	$10.58
Total return[3]	4.14%	1.38%	0.65%	0.44%	(7.48)%	6.87%
Net assets, end of period (000s)	$434	$605	$661	$903	$1,524	$3,078
Ratios to average net assets:
Gross expenses	1.69%[4]	1.64%	1.56%	1.56%	1.51%	1.52%
Net expenses[5,6]	1.30 [4]	1.30	1.30	1.30	1.30	1.30
Net investment income	2.11 [4]	1.91	1.77	1.56	1.32	1.42
Portfolio turnover rate	5%	18%	6%	6%	7%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.44	$9.49	$9.60	$9.71	$10.63	$10.10
Income (loss) from operations:
Net investment income	0.13	0.26	0.24	0.22	0.21	0.22
Net realized and unrealized gain (loss)	0.28	(0.06)	(0.11)	(0.11)	(0.92)	0.53
Total income (loss) from operations	0.41	0.20	0.13	0.11	(0.71)	0.75
Less distributions from:
Net investment income	(0.13)	(0.25)	(0.24)	(0.22)	(0.21)	(0.22)
Total distributions	(0.13)	(0.25)	(0.24)	(0.22)	(0.21)	(0.22)
Net asset value, end of period	$9.72	$9.44	$9.49	$9.60	$9.71	$10.63
Total return[3]	4.52%	2.14%	1.40%	1.17%	(6.78)%	7.49%
Net assets, end of period (000s)	$25,782	$26,190	$28,802	$26,798	$26,636	$29,296
Ratios to average net assets:
Gross expenses	1.00%[4]	0.96%	0.90%	0.89%	0.83%	0.84%
Net expenses[5,6]	0.55 [4]	0.55	0.55	0.58	0.60	0.60
Net investment income	2.78 [4]	2.66	2.53	2.29	2.03	2.11
Portfolio turnover rate	5%	18%	6%	6%	7%	8%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended October 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective December 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. Prior to December 1,
2022, the expense limitation was 0.60%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the“Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$39,272,073	—	$39,272,073
Short-Term Investments†	—	700,000	—	700,000
Total Investments	—	$39,972,073	—	$39,972,073

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Oregon.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.30% and 0.55, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the six months ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $86,513.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at October 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires April 30, 2026	$49,026	$1,906	$94,327
Expires April 30, 2027	53,448	2,276	114,597
Expires April 30, 2028	26,687	1,006	58,820
Total fee waivers/expense reimbursements subject to recapture	$129,161	$5,188	$267,744
For the six months ended October 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended October 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $194 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended October 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	—
CDSCs	$2,425
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended October 31, 2025, such purchase and sale transactions (excluding accrued interest) were $4,200,000 and $2,600,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,815,340
Sales	4,850,535
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$40,847,812	$184,788	$(1,060,527)	$(875,739)
4. Derivative instruments and hedging activities
During the six months ended October 31, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended October 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$10,987	$5,929
Class C	1,796	283
Class I	—	15,238
Total	$12,783	$21,450
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended October 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$26,687
Class C	1,006
Class I	58,820
Total	$86,513
6. Distributions to shareholders by class

	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Net Investment Income:
Class A	$190,484	$396,648
Class C	5,236	12,780
Class I	366,302	735,156
Total	$562,022	$1,144,584
7. Shares of beneficial interest
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,530	$61,803	145,580	$1,384,415
Shares issued on reinvestment	19,385	183,899	39,522	379,763
Shares repurchased	(171,410)	(1,621,587)	(405,920)	(3,900,430)
Net decrease	(145,495)	$(1,375,885)	(220,818)	$(2,136,252)
Class C
Shares sold	5,093	$47,719	17,228	$166,988
Shares issued on reinvestment	541	5,104	1,324	12,666
Shares repurchased	(25,154)	(236,037)	(24,131)	(228,186)
Net decrease	(19,520)	$(183,214)	(5,579)	$(48,532)

Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

	Six Months Ended October 31, 2025		Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	217,330	$2,063,080	467,363	$4,489,906
Shares issued on reinvestment	36,692	348,242	73,029	701,913
Shares repurchased	(376,544)	(3,576,313)	(800,913)	(7,697,421)
Net decrease	(122,522)	$(1,164,991)	(260,521)	$(2,505,602)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended October 31, 2025.
9. Deferred capital losses
As of April 30, 2025, the Fund had deferred capital losses of $3,180,246, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Oregon Municipals Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Oregon Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset Oregon Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional “other states” municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-year period ended December 31, 2024 was below the median and that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-year period ended December 31, 2024, was approximately equal to the performance of its benchmark index for the 3-year period ended December 31, 2024 and trailed the performance of its benchmark index for the 5- and 10-year periods ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services

Western Asset Oregon Municipals Fund

provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional “other states” municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and its Actual Management Fee was below the median for the period ended December 31, 2024. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was at the median of the peer group and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and
Western Asset Oregon Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Oregon Municipals Fund

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Western Asset
Oregon Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Oregon Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Oregon Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Oregon Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90083-SFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2025